Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Finance lease obligation	$ 29,000	$ 30,097
Tax loss and credit carryforwards	18,185	19,010
Accrued compensation	2,152	11,242
Stock compensation	1,615	1,749
Deferred compensation	255	314
Other	6,694	8,041
Deferred tax assets	57,901	70,453
Net deferred tax assets	57,901	70,453
Deferred tax liabilities:
Property and equipment, net	53,252	60,468
Intangible assets	35,467	41,457
Investments	8,531	15,098
Contract assets	11,864	11,570
Other	2,886	1,048
Total deferred tax liabilities	112,000	129,641
Net deferred tax liabilities	$ (54,099)	$ (59,188)